SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of geographic revenue

The following represents the Company’s geographic revenue based on customer location (in thousands):

	December 31,
	2021	2020
Americas	$496,607	$457,327
Europe, the Middle East, and Africa	317,435	270,701
Asia-Pacific	104,646	87,373
Total Revenues	$918,688	$815,401

Schedule of long-lived tangible assets by geographical location

The Company’s long-lived tangible assets were located as follows (in thousands):

	December 31,
	2021	2020
Americas	$85,213	$81,139
Europe, the Middle East, and Africa	85,307	90,626
Asia-Pacific	376	399
Total long-lived tangible assets	$170,896	$172,164